Statements of Net Assets Available for Benefits - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 1,367,948,830	$ 1,240,408,037
Notes receivable from participants	8,220,619	8,282,684
Employer contributions receivable	1,399,655	935,778
Net assets available for benefits	$ 1,377,569,104	$ 1,249,626,499